SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is December 10, 2025.

For the MFS® Funds listed below:

MFS® ACTIVE CORE PLUS BOND ETF	MFS® ACTIVE VALUE ETF
MFS® ACTIVE GROWTH ETF	MFS® BLENDED RESEARCH® CORE EQUITY ETF
MFS® ACTIVE INTERMEDIATE MUNI BOND ETF	MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY ETF
MFS® ACTIVE INTERNATIONAL ETF	MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY ETF
MFS® ACTIVE MID CAP ETF

Effective December 10, 2025, the "Ticker Symbol" table on the cover page is amended to include the following:

Fund	Ticker Symbol	Principal U.S. Listing Exchange
MFS® Active Exchange Traded Funds Trust:
MFS® Blended Research® Emerging Markets Equity ETF	BREE	New York Stock Exchange LLC (“NYSE”)

Effective immediately, the following sentences are added to the paragraph following the "Ticker Symbol" table:

In addition, this SAI should be read in conjunction with the Prospectus dated December 10, 2025, for MFS Blended Research Emerging Markets Equity ETF, as may be amended or supplemented from time to time. MFS Blended Research Emerging Markets Equity ETF had not commenced operations as of the fiscal year ended February 28, 2025; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

MFS Blended Research Emerging Markets Equity ETF's fiscal year end is February 28. Certain information for MFS Blended Research Emerging Markets Equity ETF as of February 28, 2025, is not included in this Statement of Additional Information because the Fund had not commenced operations as of February 28, 2025.

Effective December 10, 2025, the first paragraph of the sub-section entitled "Organization of the Fund" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:

MFS Active Core Plus Bond ETF, MFS Active Growth ETF, MFS Active International ETF, MFS Active Intermediate Muni Bond ETF, MFS Active Mid Cap ETF, MFS Active Value ETF, MFS Blended Research Core Equity ETF, MFS Blended Research Emerging Markets Equity ETF, and MFS Blended Research International Equity ETF, each an open-end investment company, are series of MFS Active Exchange Traded Funds Trust, a Massachusetts business trust organized in 2024. MFS Active Growth ETF is a non-diversified fund. MFS Active Core Plus Bond ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Mid Cap ETF, MFS Active Value ETF, MFS Blended Research Core Equity ETF, MFS Blended Research Emerging Markets Equity ETF, and MFS Blended Research International Equity ETF are diversified funds.

Effective December 10, 2025, the following is added to the table in the section under the sub-heading "Investment Management Agreement" within the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund":

Investment Management Fee
MFS Blended Research Emerging Markets Equity ETF	0.44%

ETF-SAI-COMBINED-SUP-I-121025

Effective December 10, 2025, the following is added to the end of the section entitled "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS":

Ernst & Young LLP also serves as the independent registered public accounting firm for MFS Blended Research Emerging Markets Equity ETF, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

MFS Blended Research Emerging Markets Equity ETF had not commenced operations as of the fiscal year ended February 28, 2025; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Effective December 10, 2025, the following is added to the table entitled "Trustee Compensation Table" under the main heading entitled "APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES":

Name and Position
	Interested Trustee	Independent Trustees
Aggregate Compensation Paid by Fund	Michael W. Roberge	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Paula E. Smith[1]	Laurie J. Thomsen	Darrell A. Williams[2]

MFS Blended Research Emerging Markets Equity ETF[3]	Not Applicable	$277	$277	$277	$277	$277	$277	$277	$277	$277	$277	$277
[1]	Ms. Smith became a Trustee of the Fund on January 1, 2025.
[2]	Mr. Williams became a Trustee of the Fund on January 1, 2025.
[3]	Estimated amounts for the initial fiscal year of operations.

Effective December 10, 2025, the first paragraph of the sub-section entitled "Ownership by Trustees and Officers" under the main heading entitled "APPENDIX C — SHARE OWNERSHIP" is restated in its entirety as follows:

As of November 11, 2025, the Trustees and Officers of the Trust as a group owned of record less than 1% of the Fund's shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

Effective December 10, 2025, the following is added to the second paragraph of the sub-section entitled "Ownership by Trustees and Officers" under the main heading entitled "APPENDIX C — SHARE OWNERSHIP":

No Trustee owned shares of MFS Blended Research Emerging Markets Equity ETF as of December 31, 2024, because shares of MFS Blended Research Emerging Markets Equity ETF had not been offered for sale as of December 31, 2024.

Effective December 10, 2025, the third paragraph and table in the sub-section entitled "Control Persons and Principal Holders of Securities" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP" are restated in their entirety as follows:

Although the Fund does not have the information concerning the beneficial ownership of shares held in the names of DTC Participants, the following identifies the name and percentage ownership of each DTC Participant that owned of record 5% or more of a Fund's outstanding shares as of November 11, 2025.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ACTIVE CORE PLUS BOND ETF
	29.33	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	22.44	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	16.70	LPL FINANCIAL LLC 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	16.03	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	13.27	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

ETF-SAI-COMBINED-SUP-I-121025

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ACTIVE GROWTH ETF
	46.49	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	29.61	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	7.64	LPL FINANCIAL LLC 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
MFS ACTIVE INTERMEDIATE MUNI BOND ETF
	72.58	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	16.31	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS ACTIVE INTERNATIONAL ETF

	24.20	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	20.90	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	14.35	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	11.99	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	8.65	LPL FINANCIAL LLC 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	6.79	NORTHERN TRUST COMPANY 50 S LASALLE ST M-11 CHICAGO IL 60603-1003
	6.07	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
MFS ACTIVE MID CAP ETF
	89.66	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
MFS ACTIVE VALUE ETF
	25.56	LPL FINANCIAL LLC 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091
	21.85	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	20.30	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	11.06	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
	10.37	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
MFS BLENDED RESEARCH CORE EQUITY ETF
	98.89	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
MFS BLENDED RESEARCH INTERNATIONAL EQUITY ETF
	92.00	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	5.57	J.P. MORGAN SECURITIES LLC 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003

As of November 11, 2025, no shares of MFS Blended Research Emerging Markets Equity ETF were owned because the Fund had not yet commenced operations.

Effective December 10, 2025, the third paragraph and table in the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S) " are restated in their entirety as follows:

With respect to each portfolio manager except Messrs. Brett Fleishman and Chris Sunderland and Mses. Laura Granger and Kate Mead, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market

ETF-SAI-COMBINED-SUP-I-121025

cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2024, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds and/or MFS Funds managed in a substantially similar strategy to the portion of the Funds managed by the portfolio managers, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)

MFS Active Core Plus Bond ETF	Philipp Burgener	Bloomberg U.S. Aggregate Bond Index
	Joshua Marston	Bloomberg U.S. Aggregate Bond Index

MFS Active Growth ETF	Timothy Dittmer[1]	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth
	Eric Fischman	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth
	Bradford Mak	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth

MFS Active Intermediate Muni Bond ETF	Jason Kosty	Bloomberg Municipal 1-15 Year Index
	Megan Poplowski	Bloomberg Municipal 1-15 Year Index
	Daniel Streppa	Bloomberg Municipal 1-15 Year Index

MFS Active International ETF	Filipe Benzinho	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Daniel Ling	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Harry Purcell[2]	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Jed Stocks	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend

MFS Active Mid Cap ETF	Kevin Schmitz[3]	Russell Midcap® Index Lipper Mid-Cap Core Funds Morningstar US Fund Mid-Cap Blend

MFS Active Value ETF	Katherine Cannan	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value
	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value
	Thomas Crowley	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value

MFS Blended Research Core Equity ETF	Matt Krummell[4]	Standard & Poor’s 500 Stock Index
	Jim Fallon[4]	Standard & Poor’s 500 Stock Index
	Jonathan Sage[4]	Standard & Poor’s 500 Stock Index
	Jed Stocks[4]	Standard & Poor’s 500 Stock Index

ETF-SAI-COMBINED-SUP-I-121025

Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Emerging Markets Equity ETF	Jed Stocks[5]	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds Morningstar Diversified Emerging Markets
	Jim Fallon[5]	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Matt Krummell[5]	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Jonathan Sage[5]	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds

MFS Blended Research International Equity ETF	Jed Stocks[4]	MSCI All Country World (ex-US) Index
	Jim Fallon[4]	MSCI All Country World (ex-US) Index
	Matt Krummell[4]	MSCI All Country World (ex-US) Index
	Jonathan Sage [4]	MSCI All Country World (ex-US) Index

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of June 1, 2025.

2 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of May 1, 2025.

3 The Fund commenced operations after the date referenced above; therefore, information is as of August 26, 2025.

4 The Fund commenced operations after the date referenced above; therefore, information is as of September 30, 2025.

5 MFS expects the benchmarks will be used to measure the portfolio manager's performance as of December 10, 2025.

Effective December 10, 2025, the following is added as the last paragraph in the sub-section entitled "Ownership of Fund Shares" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)":

As of December 10, 2025, no portfolio manager owned shares of MFS Blended Research Emerging Markets Equity ETF because the Fund had not yet commenced operations.

Effective December 10, 2025, the following is added to the table in the sub-section entitled "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S) ":

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research Emerging Markets Equity ETF	Jed Stocks[3] (Became a Portfolio Manager of the Fund on December 10, 2025)	Registered Investment Companies[4]	17	$ 10.6 billion
		Other Pooled Investment Vehicles	17	$ 3.8 billion
		Other Accounts	35	$ 9.6 billion
	Jim Fallon[3] (Became a Portfolio Manager of the Fund on December 10, 2025)	Registered Investment Companies[4]	16	$ 10.0 billion
		Other Pooled Investment Vehicles	17	$ 3.8 billion
		Other Accounts	33	$ 10.1 billion
	Matt Krummell[3] (Became a Portfolio Manager of the Fund on December 10, 2025)	Registered Investment Companies[4]	16	$ 10.0 billion
		Other Pooled Investment Vehicles	17	$ 3.8 billion
		Other Accounts	30	$ 9.6 billion
	Jonathan Sage[3] (Became a Portfolio Manager of the Fund on December 10, 2025)	Registered Investment Companies[4]	19	$ 13.4 billion
		Other Pooled Investment Vehicles	19	$ 5.2 billion
		Other Accounts	36	$ 13.0 billion

3 Account information is as of November 21, 2025.

4 Does not include the Fund.

ETF-SAI-COMBINED-SUP-I-121025

Effective December 10, 2025, the section under the main heading entitled "APPENDIX I - INVESTMENT RESTRICTIONS" is restated in its entirety as follows:

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote. Non-fundamental policies, if any, can be changed without shareholder approval.

MFS Active Core Plus Bond ETF, MFS Active Growth ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Mid Cap ETF, MFS Active Value ETF, MFS Blended Research Core Equity ETF, MFS Blended Research Emerging Markets Equity ETF, and MFS Blended Research International Equity ETF:

As fundamental investment restrictions, the Fund:

1. May borrow money to the extent not prohibited by applicable law.

2. May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3. May issue senior securities to the extent not prohibited by applicable law.

4. May make loans to the extent not prohibited by applicable law.

5. May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6. May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry or group of industries if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry or group of industries.

Except for the Fund's fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, the Fund will consider the stated industry concentration policies of underlying investment companies, to the extent they are known to the Fund, when making investments.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

For purposes of fundamental investment restriction No. 6, the Fund will look through a private activity municipal bond whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity in determining the industry classification of the investment.

ETF-SAI-COMBINED-SUP-I-121025